Borrowings - Borrowings by Major Currency (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 465,275	¥ 516,271
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	332,383	372,111
US Dollar [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	124,312	136,829
Other currency [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 8,580	¥ 7,331